ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of accumulated other comprehensive income loss (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (10.3)
Other comprehensive income before reclassifications	58.1
Amounts reclassified from accumulated other comprehensive income	(15.1)
Net current period other comprehensive income	43.0	$ 38.0
Ending balance	32.7
Unrealized Gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(13.2)
Other comprehensive income before reclassifications	21.3
Amounts reclassified from accumulated other comprehensive income	0.1
Net current period other comprehensive income	21.4
Ending balance	8.2
Unrealized Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2.9
Other comprehensive income before reclassifications	36.8
Amounts reclassified from accumulated other comprehensive income	(15.2)
Net current period other comprehensive income	21.6
Ending balance	$ 24.5